Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06/30/2012	PAGE 1

A.	DATES					Begin	End	# days
1	Payment Date						7/16/2012
2	Collection Period					6/1/2012	6/30/2012	30
3	Monthly Interest Period-Actual					6/15/2012	7/15/2012	31
4	Monthly Interest - Scheduled					6/15/2012	7/15/2012	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	—	—	—	—	—
6	Class A-2 Notes	249,050,000.00	152,294,891.31	—	—	16,316,152.85	135,978,738.46	0.5459897
7	Class A-3 Notes	249,450,000.00	249,450,000.00	—	—	—	249,450,000.00	1.0000000
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	—	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	488,404,891.31	0.00	0.00	16,316,152.85	472,088,738.46
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	—	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	520,794,891.31	$0.00	$0.00	$16,316,152.85	504,478,738.46

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03
14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	102,799.05	0.4127647	16,316,152.85	65.5135629	0.00
18	Class A-3 Notes	1.49000%	309,733.75	1.2416667	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	128,545.67	1.4833334	0.00	0.0000000	0.00
20	Total Class A Notes		541,078.47	0.7906227	16,316,152.85	23.8411281	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		597,760.97	0.8339765	16,316,152.85	22.7637603	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	563,477,305.88				548,792,768.31

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	609,769,742.57
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	480,017,527.04
			Units	Securitization Value
27	Securitization Value—Beginning of Period		36,463	626,085,895.42
28	Depreciation/Payments			(7,909,864.85)
29	Gross Credit Losses		(47)	(748,349.88)
30	Scheduled & Early Terminations		(29)	(389,174.05)
31	Payoff Units & Lease Reversals		(406)	(7,268,764.07)
32	Repurchased Leases		—	—

33	Securitization Value—End of Period		35,981	609,769,742.57

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06/30/2012	PAGE 2

C.	SERVICING FEE
34	Servicing Fee Due				521,738.25
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(13,902.45)

D.	RESERVE ACCOUNT
	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	35,718	99.50%	605,845,658.54
41	31 - 60 Days Delinquent	147	0.41%	2,346,671.46
42	61 - 90 Days Delinquent	22	0.06%	356,304.93
43	91+ Days Delinquent	10	0.03%	33,669.09

44	Total	35,897	100.00%	608,582,304.02

45	Current Period Net Residual Losses/(Gains)				(27,435.13)

46	Current Period Net Credit Losses/(Gains)				83,912.85

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06/30/2012	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS

47	Collected Amounts	20,122,263.06

48	Investment Earnings on Collection Account	2,802.82

49	Total Collected Amounts, prior to Servicer Advances	20,125,065.88

50	Servicer Advance	0.00

51	Total Collected Amounts—Available for Distribution	20,125,065.88

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT
52	Servicing Fee	521,738.25
53	Interest on the Exchange Note—to the Trust Collection Account	986,085.29
54	Principal on the Exchange Note—to the Trust Collection Account	14,684,537.57
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,185,065.15
56	Remaining Funds Payable to Trust Collection Account	747,639.62

57	Total Distributions	20,125,065.88

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS
58	Available Funds	19,603,327.63

59	Investment Earnings on Reserve Account	1,170.62
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	19,604,498.25

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
62	Administration Fee	26,086.91
63	Class A Noteholders’s Interest Distributable Amount	541,078.47
64	Noteholders’ First Priority Principal Distributable Amount	0.00
65	Class B Noteholders’s Interest Distributable Amount	56,682.50
66	Noteholders’ Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	16,316,152.85
69	Remaining Funds Payable to Certificateholder	2,664,497.52

70	Total Distributions	19,604,498.25